Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Other Investments and Other Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Investments and Other Assets [Abstract]
Other investments	€ 5	€ 5
Other assets	174	174
Total	€ 179	€ 179